Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001616203
Registrant Name	Pomona Investment Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A